Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Intangible assets, net

11.       Intangible assets, net

Intangible assets, net, consisted of the following:

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2011
Technical know-how	9,000	(7,500)	1,500
Customer relationship	3,191	(53)	3,138
Purchased software and others	15,678	(6,566)	9,112
	27,869	(14,119)	13,750

As of December 31, 2012
Technical know-how	9,000	(8,625)	375
Customer relationship	3,191	(691)	2,500
Purchased software and others	18,380	(9,375)	9,005
	30,571	(18,691)	11,880

Amortization expense was RMB 3,645, RMB 3,969 and RMB 4,572 for the years ended December 31, 2010, 2011 and 2012, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

Amortization expense of the existing technical know-how, customer relationship and purchased software for each of the next five years will be approximately RMB 1,987.